LONG-TERM DEBT AND CAPITAL LEASES (Details) (USD $)	0 Months Ended	6 Months Ended		12 Months Ended				12 Months Ended			12 Months Ended						6 Months Ended	12 Months Ended		12 Months Ended		12 Months Ended
	Jun. 05, 2012	Dec. 04, 2012	May 31, 2011	Jun. 05, 2012 Maximum [Member]	Jun. 05, 2012 Minimum [Member]	Jun. 05, 2012 Senior Notes [Member]	May 14, 2012 Senior Notes [Member]	Jun. 05, 2012 Revolving Credit Facility [Member]	May 31, 2011 Revolving Credit Facility [Member]	Dec. 04, 2012 Revolving Credit Facility [Member]	Jun. 05, 2012 Revolving Credit Facility [Member] Maximum [Member]	Jun. 05, 2012 Revolving Credit Facility [Member] Minimum [Member]	Jun. 05, 2012 Revolving Credit Facility [Member] Letter of Credit [Member]	Jun. 05, 2012 Revolving Credit Facility [Member] Franchise Facility Subcommitment [Member]	Jun. 05, 2012 Series B senior notes due April 2013 [Member]	May 31, 2011 Series B senior notes due April 2013 [Member]	Dec. 04, 2012 Mortgage Loan Obligations [Member]	Jun. 05, 2012 Mortgage Loan Obligations [Member]	May 31, 2011 Mortgage Loan Obligations [Member]	Jun. 05, 2012 Mortgage Loan Obligations [Member] Maximum [Member]	Dec. 04, 2012 Mortgage Loan Obligations [Member] Maximum [Member]	Jun. 05, 2012 Mortgage Loan Obligations [Member] Minimum [Member]	Dec. 04, 2012 Mortgage Loan Obligations [Member] Minimum [Member]	Dec. 04, 2012 Capital Lease Obligations [Member]	Jun. 05, 2012 Capital Lease Obligations [Member]	May 31, 2011 Capital Lease Obligations [Member]	May 31, 2011 Prior Credit Facility [Member] Letter of Credit [Member]
Debt Instrument [Line Items]
Senior unsecured notes	$ 250,000,000	$ 238,500,000
Unamortized discount	(3,646,000)	(3,296,000)					(3,700,000)
Senior unsecured notes less unamortized discount	246,354,000	235,204,000
Long-term debt	326,663,000	308,697,000	344,274,000					0	177,000,000						0	44,442,000	73,305,000	80,076,000	122,546,000					188,000	233,000	286,000
Less current maturities	12,454,000	9,988,000	15,090,000
Long-term debt and capital leases, net of current maturities	314,209,000	298,709,000	329,184,000
Aggregate principal amount							250,000,000									150,000,000
Debt Instrument, Interest Rate, Stated Percentage (in hundredths)							7.625%									7.17%
Unamortized discount	3,646,000	3,296,000					3,700,000
Senior note amortization term						8 years	8 years
Maturity date of long-term debt						May 15, 2020														Nov. 30, 2022		Jul. 31, 2012
Redemption price percentage on principal amount after 5/15/2016 (in hundredths)						100.00%
Percentage of senior notes redeem from equity offering prior to 5/15/2016 (in hundredths)						35.00%
Number of days in which registration statement filed per Senior note agreement						270 days
Number of days for the registration to become effective per senior notes agreement						365 days
Number of days within in which exchange offer consummate						405 days
Debt instrument interest rate increase (in hundredths)	0.0025					0.0025
Increase in interest rate for each subsequent 90 day period (in hundredths)						0.25%
Subsequent period used in interest calculation						90 days
Additional interest rate maximum (in hundredths)						1.00%
Debt Instrument, Repurchased Face Amount		11,500,000
Repurchased senior notes		10,900,000
Realized gain on repurchase		600,000
Senior Notes which may be repurchased		3,500,000
Line of credit initiation date									Dec. 01, 2010
Revolving credit agreement									5 years
Revolving credit facility, borrowing capacity									320,000,000
Option to Increase Revolving Credit Facility Capacity									50,000,000
Maximum borrowing capacity including option to increase line of credit borrowing capacity									370,000,000
Revolving commitments after second amendment								200,000,000
Credit facility subcommitment agreement													40,000,000	50,000,000
Revolving credit facility borrowing rate								the higher of Bank of America's prime rate, the Federal Funds Rate plus 0.5%, or an adjusted LIBO Rate plus 1.00%, plus an applicable margin ranging from 0.25% to 1.50%. The applicable margin for our Eurodollar Borrowings ranges from 1.25% to 2.50%
Commitment fee on unused revolving commitment (in hundredths)				0.45%	0.30%						0.45%	0.30%
Line of credit facility, outstanding amount								0	177,000,000	0								80,100,000									20,000,000
Line of credit facility, remaining borrowing capacity								190,700,000		189,800,000
Line Of Credit Facility leverage ratio Description								The terms of the Credit Facility require us to maintain a maximum leverage ratio of no more than 4.5 to 1.0 through the fiscal quarter ending on or about June 4, 2013 and 4.25 to 1.0 thereafter and a minimum fixed charge coverage ratio of 1.75 to 1.0 through and including the fiscal quarter ending on or about June 3, 2014 and 1.85 to 1.0 thereafter.	The terms of the Credit Facility require us to maintain a maximum leverage ratio of no more than 4.5 to 1.0 through the fiscal quarter ending on or about June 4, 2013 and 4.25 to 1.0 thereafter and a minimum fixed charge coverage ratio of 1.75 to 1.0 through and including the fiscal quarter ending on or about June 3, 2014 and 1.85 to 1.0 thereafter.
Maturity date range of debt, start																	Mar. 01, 2013
Maturity date range of debt, end																	Nov. 30, 2022
Range of loan balances, maximum																					$ 8,200,000		$ 100,000
Interest rates of loans, minimum (in hundredths)																	3.91%	3.93%
Interest rates of loans, maximum (in hundredths)																	11.28%	11.28%